Income Taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Deferred tax assets:
Operating loss carryforwards for tax purposes	¥ 302,647	¥ 348,714
Accrued pension and severance costs	59,608	77,559
Amortization including film costs	45,506	65,349
Lease liabilities	91,186	100,720
Warranty reserves and accrued expenses	138,413	116,234
Future insurance policy benefits	44,023	42,056
Inventories	28,086	15,512
Depreciation	45,096	39,085
Tax credit carryforwards	63,590	94,900
Loss on equity securities	0	11,815
Allowance for credit losses	7,958	9,090
Impairment of investments	1,821	6,029
Deferred revenue	24,502	24,420
Other	167,255	122,591
Gross deferred tax assets	1,019,691	1,074,074
Less: Valuation allowance	(276,382)	(608,243)
Total deferred tax assets	743,309	465,831
Deferred tax liabilities:
Insurance acquisition costs	(187,155)	(170,868)
Future insurance policy benefits	(196,045)	(193,315)
Right-of-use assets	(85,244)	(96,970)
Unrealized gains on securities	(51,147)	(92,791)
Gain on equity securities	(109,218)	0
Intangible assets acquired through stock exchange offerings	(23,949)	(23,949)
Undistributed earnings of foreign subsidiaries and corporate joint ventures	(41,515)	(25,359)
Investment in M3	(41,347)	(38,303)
Other	(65,605)	(47,319)
Gross deferred tax liabilities	(902,600)	(804,997)
Net deferred tax liabilities	(159,291)	(339,166)
Pictures
Deferred tax liabilities:
Unbilled accounts receivable in the Pictures segment	(7,894)	(26,214)
EMI Music Publishing
Deferred tax liabilities:
Intangible assets acquired through stock exchange offerings	¥ (93,481)	¥ (89,909)